Notes Payable (Details Narrative) - USD ($)	Sep. 21, 2018	Aug. 28, 2018	May 18, 2018	Apr. 05, 2018	Nov. 08, 2017	Sep. 30, 2018	Dec. 31, 2017	Jan. 21, 2016
Consultant One [Member]
Note, face amount								$ 35,000
Note, balance outstanding						$ 35,000	$ 35,000
Consultant Two [Member]
Note, face amount					$ 17,000
Note, balance outstanding						17,000	17,000
Note, maturity date					Nov. 08, 2022
Consultant Three [Member]
Note, face amount				$ 20,069
Note, balance outstanding						20,069	20,069
Note, maturity date				Apr. 05, 2022
Consultant Four [Member]
Note, face amount			$ 15,000
Note, balance outstanding						15,000	15,000
Note, maturity date			May 18, 2022
Consultant Five [Member]
Note, face amount		$ 16,500
Note, balance outstanding						16,500	16,500
Note, maturity date		Aug. 28, 2022
Consultant Six [Member]
Note, face amount	$ 500
Note, balance outstanding						$ 500	$ 500
Note, maturity date	Sep. 21, 2022